Right of Use Assets (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Reconciliation of Right of Use Assets
The following table provides a reconciliation of right
-
of
-
use assets for the years ended June 30, 2021 and June 30, 2020:

	June 30, 2021	June 30, 2020

Balance, beginning of year	$9,182	$8,917
Additions and adjustments	3,480	2,195
Disposals	(209)	—
Amortization	(2,486)	(1,930)

Balance, end of year	$9,967	$9,182